Investments (Short-term and Long-term Investments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities: gross unrealized losses	$ 6	$ 8
Total investments: amortized cost	16,333	14,107
Total investments: gross unrealized gains	532	497
Total investments: gross unrealized losses	(81)	(50)
Total investments: fair value	16,784	14,554
Available-for-sale | Debt Securities
Available-for-sale securities: amortized cost	15,622	13,329
Available-for-sale securities: gross unrealized gains	505	481
Available-for-sale securities: gross unrealized losses	(67)	(36)
Available-for-sale securities: fair value	16,060	13,774
Available-for-sale | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available-for-sale securities: amortized cost	439	535
Available-for-sale securities: gross unrealized gains	26	8
Available-for-sale securities: gross unrealized losses	0	(5)
Available-for-sale securities: fair value	465	538
Available-for-sale | Debt Securities | U.S. Government and Agency Obligations
Available-for-sale securities: amortized cost	2,214	1,566
Available-for-sale securities: gross unrealized gains	28	12
Available-for-sale securities: gross unrealized losses	(8)	(11)
Available-for-sale securities: fair value	2,234	1,567
Available-for-sale | Debt Securities | State and Municipal Obligations
Available-for-sale securities: amortized cost	6,007	6,080
Available-for-sale securities: gross unrealized gains	183	248
Available-for-sale securities: gross unrealized losses	(42)	(11)
Available-for-sale securities: fair value	6,148	6,317
Available-for-sale | Debt Securities | Corporate Obligations
Available-for-sale securities: amortized cost	5,111	3,278
Available-for-sale securities: gross unrealized gains	210	149
Available-for-sale securities: gross unrealized losses	(11)	(6)
Available-for-sale securities: fair value	5,310	3,421
Available-for-sale | Debt Securities | U.S. Agency Mortgage-backed Securities
Available-for-sale securities: amortized cost	1,851	1,870
Available-for-sale securities: gross unrealized gains	58	64
Available-for-sale securities: gross unrealized losses	(6)	(3)
Available-for-sale securities: fair value	1,903	1,931
Available-for-sale | Equity Securities
Available-for-sale securities: amortized cost	508	579
Available-for-sale securities: gross unrealized gains	22	12
Available-for-sale securities: gross unrealized losses	(14)	(14)
Available-for-sale securities: fair value	516	577
Held-to-maturity | Debt Securities
Held-to-maturity securities: amortized cost	203	199
Held-to-maturity securities: gross unrealized gains	5	4
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	208	203
Held-to-maturity | Debt Securities | U.S. Government and Agency Obligations
Held-to-maturity securities: amortized cost	167	158
Held-to-maturity securities: gross unrealized gains	5	4
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	172	162
Held-to-maturity | Debt Securities | State and Municipal Obligations
Held-to-maturity securities: amortized cost	15	17
Held-to-maturity securities: gross unrealized gains	0	0
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	15	17
Held-to-maturity | Debt Securities | Corporate Obligations
Held-to-maturity securities: amortized cost	21	24
Held-to-maturity securities: gross unrealized gains	0	0
Held-to-maturity securities: gross unrealized losses	0	0
Held-to-maturity securities: fair value	$ 21	$ 24